Equity-based participation plans for associates (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2018	2017	2016

Expense related to equity-based participation plans	1 011	924	846

Liabilities arising from equity-based payment transactions	273	261	199

Schedule of unvested restricted stock units roll forward
	2018			2017

	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions

Non-vested shares at January 1	23.9	80.6	1 926	21.0	89.5	1 880

Granted

– Annual incentive	1.3	83.9	109	1.3	69.3	90

– Share savings plans	4.1	84.9	348	4.5	69.4	312

– Select North America	3.9	77.8	303	4.5	64.1	288

– Select outside North America	2.1	79.7	167	2.0	65.3	131

– Long-Term Performance Plan	1.5	85.8	129	1.4	71.5	100

– Long-Term Relative Performance Plan	0.3	52.0	16	0.4	47.7	19

– Other share awards	1.2	77.9	93	1.3	67.8	88

Vested	– 10.7	90.2	– 965	– 10.7	78.2	– 837

Forfeited	– 1.9	76.4	– 145	– 1.8	80.7	– 145

Non-vested shares at December 31	25.7	77.1	1 981	23.9	80.6	1 926

Select outside North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2018		2017

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	7.4	59.5	9.5	59.4

Sold or exercised	– 1.8	58.2	– 2.1	59.2

Outstanding at December 31	5.6	59.9	7.4	59.5

Exercisable at December 31	5.6	59.9	7.4	59.5

Disclosure of range of exercise prices of outstanding share options
Options outstanding						Total/ Weighted averagee

Number outstanding (millions)	0.3	0.9	0.8	1.3	2.3	5.6

Remaining contractual life (years)	0	1	2	3	4	2

Exercise price (USD)	46.7	54.5	57.0	57.6	66.0	59.9

Select North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2018		2017

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	20.3	59.9	25.9	59.9

Sold or exercised	– 5.1	57.4	– 5.6	59.9

Outstanding at December 31	15.2	60.7	20.3	59.9

Exercisable at December 31	15.2	60.7	20.3	59.9

Disclosure of range of exercise prices of outstanding share options
ADR options outstanding						Total/ Weighted averagee

Number outstanding (millions)	0.5	1.7	1.8	4.5	6.7	15.2

Remaining contractual life (years)	0	1	2	3	4	3

Exercise price (USD)	46.4	53.7	57.1	58.3	66.1	60.7